Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	KBS Fashion Group Ltd
Entity Central Index Key	0001546383
Amendment Flag	false
Trading Symbol	KBSF
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,271,299